Loan Payables (Details)		3 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Loan Payables [Abstract]
Short-term bank loans				$ 195,112	¥ 1,389,000
Loans bore interest rate	4.30%	4.15%